GRANUM VALUE FUND
                         a series of Granum Series Trust



                            SUPPLEMENT TO PROSPECTUS
                               DATED MARCH 1, 2002



     Effective June 11, 2002, the Fund's sub-classification under the Investment Company Act of 1940 was changed to "diversified" from "non-diversified." This means that with respect to 75% of the Fund's total assets, the Fund's investment in the securities of any single issuer is limited to not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of that issuer. The disclosure that appears on page 2 of the Fund's Prospectus under the caption "Main Risks - Non-Diversification" is deleted.


                  The date of this Supplement is June 11, 2002.

               Please retain this Supplement for future reference.


                                GRANUM VALUE FUND
                         a series of Granum Series Trust



                           SUPPLEMENT TO STATEMENT OF
                          ADDITIONAL INFORMATION DATED
                                  MARCH 1, 2002



     Effective June 11, 2002, the Fund's sub-classification under Section 5(b) of the Investment Company Act of 1940 (the "1940 Act") was changed to "diversified" from "non-diversified." As a result of this change, the following modifications to the disclosure in the Fund's Statement of Additional Information are made:


     1. The first sentence on page B-1 of the Statement of Additional Information is modified to read as follows: "Granum Value Fund (the "Fund") is a diversified series of Granum Series Trust (the "Trust"), an open-end management investment company (or mutual fund) organized as a business trust under the laws of the State of Delaware."

     2. The first two sentences of the fifth full paragraph on page B-6 of the Statement of Additional Information are modified to read as follows:
"Diversification - As a diversified company, the Fund, with respect to 75% of its total assets, must limit its investment in the securities of any single issuer to not greater than 5% of the value of the Fund's total assets and to not more than 10% of the outstanding voting securities of such issuer (except that these limitations do not apply to investments in U.S. Government securities and securities of other investment companies). As a general policy, the Fund will not invest more than 10% of the value of its total assets in the securities of any one issuer."

     3. The second full paragraph on page B-7 of the Statement of Additional Information is deleted.

     4. The following modifies the disclosure regarding the Fund's fundamental investment restrictions on page B-12 of the Statement of Additional Information and is a new investment restriction which cannot be changed without the approval of the holders of a "majority" (as defined by the 1940 Act) of the Fund's outstanding voting shares: "The Fund may not, with respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except that these limitations do not apply to investments in U.S. Government securities and securities of other investment companies."

                  The date of this Supplement is June 11, 2002.

Please retain this Supplement with your Statement of Additional Information for future reference.